Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Sep. 30, 2020
Information of Offsetting of Financial Assets and Financial Liabilities
The following table
p
rovides information about the offsetting of financial assets and financial liabilities at March 31, 2020 and September 30, 2020. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

					Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Financial instruments (4)	Cash collateral	Net amounts
	(in billions of yen)
March 31, 2020

Assets (1) :
Derivatives	9,819	—	9,819		(7,723)	(629)	1,467
Receivables under resale agreements	17,347	—	17,347		(17,197)	—	150
Receivables under securities borrowing transactions	1,753	—	1,753		(1,709)	—	44

Total	28,919	—	28,919		(26,629)	(629)	1,661

Liabilities (1) :
Derivatives	9,220	—	9,220		(7,519)	(1,215)	486
Payables under repurchase agreements	17,542	—	17,542		(17,191)	—	351
Payables under securities lending transactions	626	—	626		(623)	—	3

Total	27,388	—	27,388		(25,333)	(1,215)	840

September 30, 2020

Assets:
Derivatives	8,758	—	8,758	(5)	(6,373)	(486)	1,899
Receivables under resale agreements	12,666	—	12,666	(6)	(11,479)	—	1,187
Receivables under securities borrowing transactions	2,186	—	2,186	(7)	(1,846)	—	340

Total	23,610	—	23,610		(19,698)	(486)	3,426

Liabilities:
Derivatives	8,251	—	8,251	(5)	(6,148)	(930)	1,173
Payables under repurchase agreements	19,326	—	19,326	(6)	(18,038)	—	1,288
Payables under securities lending transactions	1,476	—	1,476	(7)	(1,235)	—	241

Total	29,053	—	29,053		(25,421)	(930)	2,702

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
(5)	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements at September 30, 2020 were ¥8,154 billion and ¥7,528 billion, respectively.
(6)	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms at September 30, 2020 were ¥11,490 billion and ¥18,755 billion, respectively .
(7)
The amounts of
Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard
master
lending
agreements
with netting terms
at September 30, 2020
 were ¥1,915 billion and ¥1,243 billion, respectively
.